Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000017188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Without Sales Load [Member] | C000017188
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	3.47%	3.68%
Without Sales Load [Member] | C000017182
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%	6.18%	4.84%
Without Sales Load [Member] | C000017180
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%	15.71%	14.88%
Without Sales Load [Member] | C000017184
Average Annual Return [Line Items]
Average Annual Return, Percent	20.08%	13.13%	12.35%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
DWS Index: MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%	5.09%	4.31%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%	6.60%	7.56%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%